Insurance Contract Liabilities - Discount rates (Details)	Dec. 31, 2025	Dec. 31, 2024
United States dollar | 1 year or less
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	3.82%	4.64%
United States dollar | 5 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.06%	4.83%
United States dollar | 10 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.65%	5.17%
United States dollar | 15 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	5.08%	5.37%
Canadian dollar | 1 year or less
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	2.70%	3.36%
Canadian dollar | 5 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	3.76%	3.82%
Canadian dollar | 10 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.47%	4.43%
Canadian dollar | 15 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.76%	4.60%
Euro | 1 year or less
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	2.04%	2.38%
Euro | 5 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	2.63%	2.50%
Euro | 10 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	3.33%	2.91%
Euro | 15 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	3.79%	3.23%
British pound sterling | 1 year or less
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	3.89%	4.74%
British pound sterling | 5 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.29%	4.68%
British pound sterling | 10 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	4.97%	5.14%
British pound sterling | 15 years
Insurance Contract Liabilities
Yield used to discount cash flows (as a percent)	5.46%	5.51%